RELATED PARTY BALANCES AND TRANSACTIONS - DUE FROM RELATED PARTY (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Changes in related party balances
Balance at the beginning of the period		¥ (18)	¥ (18)
Service charge by Flash app			(81)
Service fee paid to Flash app			81
Balance at the end of the period	(3)	(18)	(18)
Ms. Kou Xiaohong
Changes in related party balances
Balance at the beginning of the period		(18)	(18)
Service charge by Flash app
Service fee paid to Flash app
Balance at the end of the period	(3)	(18)	(18)
Flashapp
Changes in related party balances
Balance at the beginning of the period
Service charge by Flash app			(81)
Service fee paid to Flash app			81
Balance at the end of the period